United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 7/31/09

Date of Reporting Period:  Fiscal year ended: 7/31/09

Item 1.                      Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Government Ultrashort Duration Fund

Established 1997

A Portfolio of Federated Institutional Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2009

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)1

Year Ended July 31	2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$9.86	$9.88	$9.88	$9.90	$9.95
Income From Investment Operations:
Net investment income	0.13	0.36	0.47	0.37	0.20
Net realized and unrealized gain (loss) on investments	0.05	(0.02)	(0.01)	(0.02)	(0.05)

TOTAL FROM INVESTMENT OPERATIONS	0.18	0.34	0.46	0.35	0.15

Less Distributions:
Distributions from net investment income	(0.13)	(0.36)	(0.46)	(0.37)	(0.20)

Net Asset Value, End of Period	$9.91	$9.86	$9.88	$9.88	$9.90

Total Return[2]	1.83%	3.51%	4.79%	3.64%	1.40%

Ratios to Average Net Assets:

Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%

Net investment income	1.29%	3.24%	4.77%	3.79%	1.73%

Expense waiver/reimbursement[3]	0.33%	0.38%	0.42%	0.41%	0.35%

Supplemental Data:

Net assets, end of period (000 omitted)	$144,780	$111,860	$28,978	$3,173	$4,255

Portfolio turnover	63%	29%	37%	70%	38%

1 Per share data has been restated, as applicable, to reflect a 1-for-5 reverse share split that occurred at the close of business on September 23, 2005.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2009 to July 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 2/1/2009	Ending Account Value 7/31/2009	Expenses Paid During Period[1]

Actual	$1,000	$1,008.30	$3.49

Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.32	$3.51

1 Expenses are equal to the Fund’s annualized net expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Management’s Discussion of Fund Performance (unaudited)

The Fund’s total return, based on net asset value, for the 12-month reporting period ended July 31, 2009 was 1.83% for the Class A Shares. The total return of the Merrill Lynch 6-month Treasury Bill Index (the “Index”) was 1.99%1 for the 12-month reporting period. The Fund’s total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the Index.

During the reporting period, the most significant factor affecting the Fund’s performance relative to the Index was the allocation of the portfolio among securities of similar types of issuers (referred to as “sectors”).

The 1.83% total return for the Class A Shares for the reporting period consisted of 1.32% dividends and 0.51% appreciation in the net asset value of shares.

MARKET OVERVIEW

The 12-month reporting period, arguably, represented the most tumultuous time in financial market history. Persistent credit and liquidity strains prompted the Federal Reserve to take significant action, both with respect to traditional monetary policy and other less-traditional methods to promote market stability and to address economic pressures. The Federal Reserve lowered the Fed Funds Target Rate -- in incremental steps -- from 2% at the beginning of the reporting period to an unprecedented range of 0% to 0.25% by the middle of December 2008. Among many other actions, it committed in mid-March 2009 to purchase substantial amounts of direct Treasury, agency, and agency mortgage-backed securities (“MBS”) -- up to $300 billion in Treasuries, $200 billion in agencies, and $1.25 trillion of agency MBS, by the end of 2009 -- in what has been termed quantitative easing. The first half of the reporting period was characterized by a pronounced flight to quality to Treasury securities, particularly short-term Treasury bills, which traded at or below zero on some occasions, driven to extreme levels by investors seeking a safe haven from the credit market turmoil. The second half of the reporting period brought more financial market stability. The agency MBS market, which came under substantial selling pressure in the fall of 2008, performed well in 2009 with the Fed’s commitment to purchases in that market.

1 The Merrill Lynch 6-Month Treasury Bill Index is an unmanaged index tracking 6-month U.S. government securities. The Index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. The Index is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investors shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

SECTOR

As of July 31, 2009, approximately 46% of the portfolio holdings were in government agency MBS.2 Although a steeper yield curve gave these securities a larger yield advantage relative to traditional money market alternatives3 and in the Treasury bill sector, selling pressure in the first half of the reporting period by accounts needing to raise liquidity made it a challenging environment for agency MBS. The flight to quality to the Treasury bill market at that same time led to underperformance relative to the Index for the first part of the reporting period. The Fund does not typically hold short-term Treasury securities within the portfolio because of the lower yields offered on these security types. Treasury bill yields remained at low levels for the remainder of the 12 month period. Although the Fed’s purchase plans for agency MBS did not include agency adjustable rate mortgages or short-duration agency collateralized mortgage obligations, the predominant MBS positions in the Fund, the Fed’s actions led to an improved tone in the overall market. The net asset value of the Fund reflected the forces in the agency MBS market over that time period. Beginning the period at $9.86, the net asset value fell to a low of $9.74 by late October, before climbing steadily to end the period higher than it began, at $9.91.

2 The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.

3 The fund is not a “money market” fund. A money market mutual fund attempts to maintain a stable net asset value through compliance with relevant SEC rules. The fund is not governed by those rules, and its shares will fluctuate in value.

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in Federated Government Ultrashort Duration Fund (Class A Shares) (the “Fund”) from July 31, 19992 to July 31, 2009, compared to the Merrill Lynch 6-Month Treasury Bill Index (ML6MT).3

Average Annual Total Returns[4] for the Period Ended 7/31/2009

1 Year	(0.20)%

5 Years	2.62%

10 Years	2.71%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 2.00%.

1 Represents a hypothetical investment of $10,000 in the Fund’s Class A Shares after deducting the maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800). The Fund’s performance assumes the reinvestment of all dividends and distributions. The ML6MT has been adjusted to reflect reinvestment of dividends on securities in the index.

2 Class A Shares were first offered on March 6, 2003. For the period prior to the commencement of operations of the Class A Shares, the performance information is for the Fund’s Institutional Shares, adjusted to reflect the sales charges (for maximum offering price performance) and expenses of the Class A Shares.

3 The ML6MT is an unmanaged index tracking six-month U.S. government securities. The ML6MT is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged, and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

4 Total returns quoted reflect all applicable sales charges.

Portfolio of Investments Summary Table (unaudited)

At July 31, 2009, the Fund’s portfolio composition1 was as follows:

Type of Investments	Percentage of Total Net Assets

U.S. Government Agency Mortgage-Backed Securities	44.6%

U.S. Government Agency Securities	33.9%

U.S. Treasury Securities	0.4%

Repurchase Agreements--Cash	20.9%

Other Assets and Liabilities--Net[2]	0.2%

TOTAL	100.0%

1 See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

July 31, 2009

Principal Amount		Value

	ADJUSTABLE RATE MORTGAGES--15.9%
	Federal Home Loan Mortgage Corp. ARM--6.4%
$540,962	3.088%, 5/1/2033	$551,274
110,569	3.209%, 7/1/2033	113,399
1,508,367	3.593%, 3/1/2033	1,541,107
6,378,244	3.811%, 7/1/2036	6,564,214
5,208,918	3.968%, 9/1/2036	5,360,594
1,484,909	3.977%, 7/1/2030	1,509,831
1,516,412	4.135%, 9/1/2025	1,557,758
1,187,130	4.150%, 1/1/2027	1,212,711
11,467,005	4.253%, 4/1/2034	11,781,161
13,435,490	4.517%, 2/1/2034	13,921,841
4,117,838	4.526%, 8/1/2036	4,237,634
3,747,870	4.759%, 4/1/2038	3,859,460
5,832,403	5.062%, 2/1/2036	6,043,904
770,828	5.577%, 5/1/2037	806,332
12,952,610	5.757%, 4/1/2037	13,655,782

	TOTAL	72,717,002

	Federal National Mortgage Association ARM--9.5%
913,701	1.510%, 9/1/2027	922,787
1,322,362	2.610%, 5/1/2040	1,328,487
245,687	2.610%, 5/1/2040	246,764
640,646	2.610%, 8/1/2040	645,990
295,204	3.070%, 6/1/2028	301,676
17,806,588	3.230%, 10/1/2034	18,223,841
6,836,981	3.270%, 8/1/2034	7,003,062
5,497,091	3.450%, 6/1/2036	5,637,611
3,176,035	3.460%, 4/1/2033	3,283,075
412,755	3.490%, 7/1/2033	424,171
8,081,924	3.740%, 6/1/2036	8,340,400
3,710,613	3.850%, 4/1/2024	3,788,237
974,980	3.980%, 5/1/2036	1,005,885
146,380	3.990%, 8/1/2032	149,061
7,882,160	4.040%, 1/1/2035	8,083,770
13,464,708	4.100%, 1/1/2035	13,738,869
172,734	4.120%, 2/1/2033	177,556
	ADJUSTABLE RATE MORTGAGES--continued
	Federal National Mortgage Association ARM--continued
$12,136,083	4.260%, 5/1/2035	$12,493,825
10,905,666	4.320%, 9/1/2034	11,072,899
194,961	4.480%, 12/1/2032	200,003
1,465,154	4.580%, 3/1/2033	1,515,494
8,420,616	4.680%, 7/1/2034	8,753,189
1,987,124	5.810%, 2/1/2037	2,047,503

	TOTAL	109,384,155

	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $178,469,517)	182,101,157

	COLLATERALIZED MORTGAGE OBLIGATIONS--28.6%
	Federal Home Loan Mortgage Corp. REMIC--13.0%
7,303,693	Series 3391 FA, 0.438%, 4/15/2018	7,281,009
7,722,845	Series 3028 FM, 0.538%, 9/15/2035	7,654,450
7,739,952	Series 2777 FK, 0.588%, 2/15/2033	7,676,424
8,481,781	Series 3085 VF, 0.608%, 12/15/2035	8,398,574
648,725	Series 2539 FK, 0.638%, 10/15/2016	650,611
3,614,360	Series 2551 CF, 0.638%, 12/15/2016	3,626,110
4,445,992	Series 2571 FB, 0.638%, 2/15/2018	4,463,940
7,674,914	Series 2758 FH, 0.638%, 3/15/2019	7,675,269
1,810,818	Series 2534 FJ, 0.638%, 4/15/2022	1,818,807
2,484,718	Series 2534 EF, 0.638%, 5/15/2022	2,493,773
3,202,435	Series 2796 FD, 0.638%, 7/15/2026	3,178,208
1,274,853	Series 2488 WF, 0.688%, 8/15/2017	1,281,105
1,673,386	Series 2564 EF, 0.688%, 2/15/2022	1,680,394
1,542,161	Series 2610 DF, 0.688%, 3/15/2033	1,542,269
7,914,413	Series 2812 LF, 0.688%, 6/15/2034	7,823,186
8,591,672	Series 2701 FH, 0.708%, 12/15/2026	8,612,442
246,153	Series 2395 FT, 0.738%, 12/15/2031	245,106
1,179,926	Series 2111 MA, 0.788%, 1/15/2029	1,177,515
1,205,576	Series 2111 MB, 0.788%, 1/15/2029	1,203,113
1,231,227	Series 2111 MC, 0.788%, 1/15/2029	1,228,710
634,829	Series 2359 FA, 0.788%, 2/15/2029	637,023
75,980	Series 2444 FT, 0.818%, 9/15/2029	76,058
1,049,366	Series 2656 BF, 0.838%, 2/15/2025	1,052,946
96,602	Series 2452 FG, 0.838%, 3/15/2032	96,461
1,112,269	Series 2396 FL, 0.888%, 12/15/2031	1,118,184
1,491,671	Series 2389 FI, 1.038%, 6/15/2031	1,507,907
	COLLATERALIZED MORTGAGE OBLIGATIONS--continued
	Federal Home Loan Mortgage Corp. REMIC--continued
$21,764,296	Series 3542 NF, 1.038%, 7/15/2036	$21,687,522
3,565,229	Series 2418 FO, 1.188%, 2/15/2032	3,609,672
4,090,460	Series 2326 FJ, 1.238%, 6/15/2031	4,139,414
5,479,897	Series 2344 FP, 1.238%, 8/15/2031	5,556,366
6,256,838	Series 2412 OF, 1.238%, 12/15/2031	6,326,671
1,831,711	Series 2470 FX, 1.288%, 5/15/2031	1,853,453
1,405,198	Series 2481 FC, 1.288%, 5/15/2031	1,421,877
6,472,528	Series 2475 FL, 1.288%, 2/15/2032	6,550,943
4,315,018	Series 2476 FC, 1.288%, 2/15/2032	4,368,277
2,477,136	Series 2460 FE, 1.288%, 6/15/2032	2,506,312
2,488,261	Series 2470 GF, 1.288%, 6/15/2032	2,517,568
435,283	Series 1146 E, 1.363%, 9/15/2021	442,622
3,753,357	Series 1632 FB, 1.513%, 11/15/2023	3,828,082
196,513	Series 1611 JA, 1.625%, 8/15/2023	196,863
204,750	Series 2389 CD, 6.000%, 3/15/2016	205,390

	TOTAL	149,410,626

	Federal National Mortgage Association REMIC--7.1%
1,057,469	Series 2005-65 FP, 0.535%, 8/25/2035	1,058,140
3,541,572	Series 2006-104 FC, 0.535%, 11/25/2036	3,488,504
1,240,698	Series 2001-61 FM, 0.539%, 10/18/2016	1,231,798
1,898,248	Series 2003-17 WF, 0.585%, 7/25/2017	1,903,483
2,051,388	Series 1999-42 FA, 0.585%, 10/25/2028	2,054,155
7,315,694	Series 2004-91 HF, 0.585%, 11/25/2034	7,219,395
1,891,408	Series 2003-20 FH, 0.635%, 10/25/2016	1,896,785
1,550,944	Series 2003-15 FW, 0.635%, 12/25/2016	1,555,604
3,036,705	Series 2003-54 FV, 0.635%, 1/25/2026	3,045,073
393,944	Series 2003-118 FQ, 0.635%, 9/25/2033	394,621
1,330,493	Series 2003-26 QF, 0.685%, 10/25/2017	1,334,640
8,065,877	Series 2003-35 FY, 0.685%, 5/25/2018	8,101,975
2,704,689	Series 2003-52 NF, 0.685%, 6/25/2023	2,685,472
692,464	Series B03QRB4 FC, 0.685%, 2/25/2028	694,825
1,045,793	Series 2003-123 NF, 0.685%, 1/25/2030	1,047,889
880,781	Series 1998-22 FA, 0.689%, 4/18/2028	874,524
6,139,273	Series 2002-77 FH, 0.689%, 12/18/2032	6,130,635
1,780,734	Series 2002-82 FK, 0.735%, 10/25/2031	1,788,810
1,227,027	Series 2002-74 FV, 0.735%, 11/25/2032	1,223,672
5,936,913	Series 2004-51 FO, 0.735%, 7/25/2034	5,866,549
	COLLATERALIZED MORTGAGE OBLIGATIONS--continued
	Federal National Mortgage Association REMIC--continued
$338,027	Series 2001-34 FL, 0.785%, 8/25/2031	$337,951
436,566	Series 2001-68 FD, 0.785%, 12/25/2031	437,596
86,178	Series 2002-39 FB, 0.839%, 3/18/2032	86,046
140,940	Series 1993-220 FA, 0.913%, 11/25/2013	142,106
1,513,022	Series 2003-87 FP, 0.985%, 2/25/2032	1,519,319
2,492,519	Series 2002-37 F, 1.085%, 11/25/2031	2,505,831
4,698,407	Series 2002-17 JF, 1.285%, 4/25/2032	4,756,245
3,373,370	Series 2002-64 FJ, 1.285%, 4/25/2032	3,414,897
4,902,197	Series 2002-82 FC, 1.285%, 9/25/2032	4,960,428
4,060,493	Series 2002-34 FC, 1.289%, 12/18/2031	4,110,776
2,275,458	Series 2002-53 FG, 1.385%, 7/25/2032	2,313,887
1,950,111	Series 1993-165 FE, 1.463%, 9/25/2023	1,988,441
1,035,203	Series 1993-62 FA, 3.032%, 4/25/2023	1,040,962

	TOTAL	81,211,034

	Government National Mortgage Association REMIC--0.2%
625,518	Series 2001-22 FG, 0.638%, 5/16/2031	624,443
625,805	Series 2001-21 FB, 0.688%, 1/16/2027	626,142
1,000,574	Series 1999-43 FA, 0.738%, 11/16/2029	999,404

	TOTAL	2,249,989

	Fannie Mae--8.3%
30,000,000	Fannie Mae BA 4035 BA 4035 FB, 0.820%, 8/25/2039	29,981,250
35,000,000	Fannie Mae CS 2612 CS 2612 FA, 0.830%, 9/25/2038	34,956,250
30,000,000	Fannie Mae GS 3381 GS 3381 FC, 0.887%, 2/25/2037	30,000,000

	TOTAL	94,937,500

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $326,667,407)	327,809,149

	GOVERNMENT AGENCIES--33.9%
	Federal Farm Credit Bank System Floating Rate Note--0.4%[1]
5,000,000	0.520%, 1/11/2010	4,999,854

	Federal Home Loan Bank System Discount Notes--4.9%
2,000,000	8/06/2009	1,999,931
30,000,000	8/14/2009	29,997,597
10,000,000	9/25/2009	9,996,688
7,500,000	11/18/2009	7,493,472
7,000,000	1/11/2010	6,989,578

	TOTAL	56,477,266

	GOVERNMENT AGENCIES--continued
	Federal Home Loan Bank Floating Rate Notes--4.2%[1]
$3,000,000	0.520%, 12/28/2009	$3,004,241
15,000,000	0.850%, 3/11/2010	14,999,986
30,000,000	0.886%, 2/10/2010	30,002,775

	TOTAL	48,007,002

	Federal Home Loan Bank Notes--5.1%
5,000,000	1.050% 3/02/2010	5,019,990
5,000,000	1.100% 3/19/2010	5,022,243
15,000,000	2.000%, 7/27/2012	14,934,135
29,480,000	4.875% 5/14/2010	30,490,722
3,000,000	5.000% 12/11/2009	3,050,782

	TOTAL	58,517,872

	Federal Home Loan Mortgage Corp. Discount Notes--5.1%
15,000,000	8/17/2009	14,998,545
15,000,000	10/13/2009	14,992,803
18,000,000	2/1/2010	17,970,431
10,000,000	3/16/2010	9,982,963

	TOTAL	57,944,742

	Federal Home Loan Mortgage Corp. Floating Rate Notes--4.0%[1]
1,000,000	0.259%, 9/18/2009	1,000,068
15,000,000	0.410%, 7/12/2010	15,000,903
15,000,000	0.540%, 1/8/2010	14,942,137
15,000,000	0.816%, 2/9/2010	15,001,389

	TOTAL	45,944,497

	Federal National Mortgage Association Notes--5.6%
50,000,000	0.000%, 10/1/2009	49,868,984
14,500,000	1.750%, 8/10/2012	14,469,227

	TOTAL	64,338,211

	Federal National Mortgage Association Discount Notes--3.7%
3,000,000	10/7/2009	2,998,723
20,000,000	11/16/2009	19,983,090
20,000,000	1/14/2010	19,969,750

	TOTAL	42,951,563

	Federal National Mortgage Association Floating Rate Notes--0.9%[1]
2,000,000	0.410%, 9/3/2009	2,000,000
8,000,000	0.470%, 12/30/2009	7,999,995

	TOTAL	9,999,995

	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $389,250,385)	389,181,002

	MORTGAGE-BACKED SECURITIES--0.1%
	Federal National Mortgage Association--0.1%
$68,082	7.500%, 30 Year, 1/1/2032	$74,460
614,777	7.500%, 30 Year, 8/1/2032	672,838

	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $726,605)	747,298

	U.S. TREASURY--0.4%
5,000,000	1.875%, 6/15/2012 (IDENTIFIED COST $5,003,375)	5,044,575

	REPURCHASE AGREEMENTS--20.9%
58,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.21%, dated 7/31/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $2,000,035,000 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/15/2048 and the market value of those underlying securities was $2,053,432,387.	58,000,000
41,601,000	Interest in $5,000,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $5,000,083,333 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $5,100,085,072.	41,601,000
58,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.21%, dated 7/31/2009 under which Bank of America N.A. will repurchase a security provided as collateral for $2,000,035,000 on 8/3/2009. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 3/1/2035 and the market value of that underlying security was $2,040,035,700.	58,000,000
58,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.21%, dated 7/31/2009 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,035,000 on 8/3/2009. The securities provided as collateral at the end of the period were a U.S. Treasury security and U.S. Government Agency securities with various maturities to 5/15/2039 and the market value of those underlying securities was $2,052,917,202.	58,000,000
24,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.22%, dated 7/31/2009 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $2,000,036,667 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/12/2048 and the market value of those underlying securities was $2,046,934,161.	24,000,000

	TOTAL REPURCHASE AGREEMENTS (AT COST)	239,601,000

	TOTAL INVESTMENTS--99.8% (IDENTIFIED COST $1,139,718,289)[2]	1,144,484,181

	OTHER ASSETS AND LIABILITIES -- NET--0.2%[3]	2,696,331

	TOTAL NET ASSETS--100%	$1,147,180,512

1 Represents the current interest rate for the floating rate security.

2 Also represents cost for federal tax purposes.

3 Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs

	Level 1-- Quoted Prices and Investments in Mutual Funds	Level 2-- Other Significant Observable Inputs	Level 3-- Significant Unobservable Inputs	Total

Debt Securities

Adjustable Rate Mortgages	$--	$182,101,157	$--	$182,101,157

Collateralized Mortgage Obligations	--	327,809,149	--	327,809,149

Government Agencies	--	389,181,002	--	389,181,002

Mortgage-Backed Securities	--	747,298	--	747,298

U.S. Treasury	--	5,044,575	--	5,044,575

Repurchase Agreements	--	239,601,000	--	239,601,000

TOTAL SECURITIES	$--	$1,144,484,181	$--	$1,144,484,181

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2009

Assets:
Investments in securities	$904,883,181
Investments in repurchase agreements	239,601,000

Total investments in securities, at value (identified cost $1,139,718,289)		$1,144,484,181
Cash		737
Income receivable		2,530,976
Receivable for shares sold		2,973,049

TOTAL ASSETS		1,149,988,943

Liabilities:
Payable for shares redeemed	2,495,075
Income distribution payable	121,751
Payable for distribution services fee (Note 5)	23,933
Payable for shareholder services fee (Note 5)	49,443
Accrued expenses	118,229

TOTAL LIABILITIES		2,808,431

Net assets for 115,793,944 shares outstanding		$1,147,180,512

Net Assets Consist of:
Paid-in capital		$1,146,877,466
Net unrealized appreciation of investments		4,765,892
Accumulated net realized loss on investments		(4,462,991)
Undistributed net investment income		145

TOTAL NET ASSETS		$1,147,180,512

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$273,539,709 ÷ 27,610,271 shares outstanding, no par value, unlimited shares authorized		$9.91

Institutional Service Shares:
$728,861,035 ÷ 73,570,119 shares outstanding, no par value, unlimited shares authorized		$9.91

Class A Shares:
$144,779,768 ÷ 14,613,554 shares outstanding, no par value, unlimited shares authorized		$9.91

Offering price per share (100/98.00 of $9.91)		$10.11

Redemption proceeds per share		$9.91

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2009

Investment Income:
Interest			$15,134,819

Expenses:
Investment adviser fee (Note 5)		$3,298,646
Administrative personnel and services fee (Note 5)		640,948
Custodian fees		47,537
Transfer and dividend disbursing agent fees and expenses		86,795
Directors’/Trustees’ fees		6,416
Auditing fees		22,300
Legal fees		6,172
Portfolio accounting fees		138,899
Distribution services fee--Class A Shares (Note 5)		311,901
Shareholder services fee--Institutional Service Shares (Note 5)		19,499
Shareholder services fee--Class A Shares (Note 5)		272,571
Account administration fee--Institutional Service Shares		495,875
Account administration fee--Class A Shares		39,331
Share registration costs		65,478
Printing and postage		35,760
Insurance premiums		5,787
Miscellaneous		28,924

TOTAL EXPENSES		5,522,839

Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(2,268,219)
Waiver of administrative personnel and services fee	(13,381)
Waiver of distribution services fee--Class A Shares	(62,380)
Reimbursement of shareholder services fee-- Institutional Service Shares	(19,499)
Reimbursement of account administration fee-- Institutional Service Shares	(16,163)

TOTAL WAIVERS AND REIMBURSEMENTS		(2,379,642)

Net expenses			3,143,197

Net investment income			11,991,622

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(1,202,421)
Net change in unrealized depreciation of investments			6,137,194

Net realized and unrealized gain on investments			4,934,773

Change in net assets resulting from operations			$16,926,395

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2009	2008

Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,991,622	$12,423,711
Net realized gain (loss) on investments	(1,202,421)	9,343
Net change in unrealized appreciation/depreciation of investments	6,137,194	(1,123,773)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	16,926,395	11,309,281

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(3,598,293)	(8,320,390)
Institutional Service Shares	(6,799,862)	(1,975,666)
Class A Shares	(1,616,101)	(2,094,721)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,014,256)	(12,390,777)

Share Transactions:
Proceeds from sale of shares	1,503,545,972	734,239,063
Net asset value of shares issued to shareholders in payment of distributions declared	9,243,737	7,291,673
Cost of shares redeemed	(984,731,420)	(359,480,770)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	528,058,289	382,049,966

Change in net assets	532,970,428	380,968,470

Net Assets:
Beginning of period	614,210,084	233,241,614

End of period (including undistributed net investment income of $145 and $22,779, respectively)	$1,147,180,512	$614,210,084

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2009

1. ORGANIZATION

Federated Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Government Ultrashort Duration Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares and Institutional Service Shares are presented separately. The primary investment objective of the Fund is current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
  The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services, shareholder services and account administration fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/ Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board Interpretation No. 48 “Accounting for Uncertainty in Income Taxes”. As of and during the year ended July 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2009		2008

Institutional Shares:	Shares	Amount	Shares	Amount

Shares sold	35,351,664	$348,920,630	29,762,153	$294,131,162
Shares issued to shareholders in payment of distributions declared	144,848	1,425,361	342,978	3,391,367
Shares redeemed	(28,771,057)	(283,366,897)	(26,116,260)	(258,397,399)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	6,725,455	$66,979,094	3,988,871	$39,125,130

Year Ended July 31	2009		2008

Institutional Service Shares:	Shares	Amount	Shares	Amount

Shares sold	95,658,028	$944,218,511	27,635,920	$272,721,944
Shares issued to shareholders in payment of distributions declared	675,526	6,655,232	190,470	1,881,922
Shares redeemed	(52,848,052)	(522,393,185)	(1,514,384)	(14,950,094)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	43,485,502	$428,480,558	26,312,006	$259,653,772

Year Ended July 31	2009		2008

Class A Shares:	Shares	Amount	Shares	Amount

Shares sold	21,333,677	$210,406,831	16,928,033	$167,385,957
Shares issued to shareholders in payment of distributions declared	118,281	1,163,144	204,170	2,018,384
Shares redeemed	(18,187,840)	(178,971,338)	(8,714,852)	(86,133,277)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	3,264,118	$32,598,637	8,417,351	$83,271,064

NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	53,475,075	$528,058,289	38,718,228	$382,049,966

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for expiration of capital loss carryforwards.

For the year ended July 31, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)

Paid-In Capital	Accumulated Net Realized Gain (Loss)

$(395,494)	$395,494

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2009 and 2008, was as follows:

	2009	2008

Ordinary income	$12,014,256	$12,390,777

As of July 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$145

Net unrealized appreciation	$4,765,892

Capital loss carryforwards and deferrals	$(4,462,991)

At July 31, 2009, the cost of investments for federal tax purposes was $1,139,718,289. The net unrealized appreciation of investments for federal tax purposes was $4,765,892. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,555,770 and net unrealized depreciation from investments for those securities having an excess of cost over value of $789,878.

At July 31, 2009, the Fund had a capital loss carryforward of $3,242,170 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount

2012	$1,673,239

2013	$333,472

2014	$515,204

2015	$720,255

The Fund used capital loss carryforwards of $18,400 to offset taxable capital gains realized during the year ended July 31, 2009. Additionally, capital loss carryforwards of $395,494 expired during the year ended July 31, 2009.

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of July 31, 2009, for federal income tax purposes, post October losses of $1,220,821 were deferred to August 1, 2009.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2009, the Adviser voluntarily waived $2,268,219 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $13,381 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class

Institutional Service Shares	0.05%

Class A Shares	0.25%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2009, FSC voluntarily waived $62,380 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2009, FSC retained $143,592 of fees paid by the Fund. For the year ended July 31, 2009, the Fund’s Institutional Service Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2009, FSC retained $197 in sales charges from the sale of Class A Shares. FSC also retained $430 of CDSC relating to redemptions of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2009, FSSC voluntarily reimbursed $19,499 of shareholder services fees and $16,163 of account administration fees. For the year ended July 31, 2009, FSSC did not receive any fees paid by the Fund. For the year ended July 31, 2009, the Fund’s Institutional Shares did not incur a shareholder services fee.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund’s Institutional Shares, Institutional Service Shares and Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.25%, 0.35% and 0.70%, respectively, for the fiscal year ending July 31, 2010. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through September 30, 2010.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the year ended July 31, 2009, were as follows:

Purchases	$813,346,810

Sales	$352,772,116

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2009, there were no outstanding loans. During the year ended July 31, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of July 31, 2009, there were no outstanding loans. During the year ended July 31, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

10. SUBSEQUENT EVENTS

Management has evaluated subsequent events through September 21, 2009 and determined that no events have occurred that require disclosure.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED INSTITUTIONAL TRUST AND SHAREHOLDERS OF FEDERATED GOVERNMENT ULTRASHORT DURATION FUND:

We have audited the accompanying statement of assets and liabilities of Federated Government Ultrashort Duration Fund (the “Fund”) (one of the portfolios constituting Federated Institutional Trust), including the portfolio of investments, as of July 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Government Ultrashort Duration Fund, a portfolio of Federated Institutional Trust, at July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
September 21, 2009

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised three portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: June 1994

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex’s Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: July 1999

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: June 1994

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor of Theology, Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: February 1998

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009

Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct professor of law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County.

Previous Positions: Pennsylvania Superior Court Judge.

Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: June 1994

Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: July 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman, Audit Committee; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: January 2008

Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc.; (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Thomas M. O’Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006

Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children’s Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: July 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006

Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: August 2001

Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006

Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: November 1998

Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004

Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund’s Adviser in 2009 and served as a Senior Vice President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Mark E. Durbiano Birth Date: September 21, 1959 VICE PRESIDENT Began serving: November 2002

Principal Occupations: Mark E. Durbiano is Vice President of the Trust. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund’s Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: November 1998

Principal Occupations: Susan R. Hill has been the Fund’s Portfolio Manager since July 1997. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund’s Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund’s Adviser from 1997 until 2004 and an Assistant Vice President of the Fund’s Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Evaluation and Approval of Advisory
Contract--May 2009

FEDERATED GOVERNMENT ULTRASHORT DURATION FUND (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2009. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds’ Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund’s performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer’s evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund’s investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer’s evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund’s advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated’s website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated Investors
World-Class Investment Manager

Federated Government Ultrashort Duration Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420B706

28968 (9/09)

Federated is a registered mark of Federated Investors, Inc.
2009 © Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Federated Government
Ultrashort Duration Fund

Established 1997

A Portfolio of Federated Institutional Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2009

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)1

Year Ended July 31	2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$9.86	$9.88	$9.88	$9.90	$9.95
Income From Investment Operations:
Net investment income	0.17	0.41	0.51	0.42	0.25
Net realized and unrealized gain (loss) on investments	0.05	(0.02)	0.00 [2]	(0.02)	(0.05)

TOTAL FROM INVESTMENT OPERATIONS	0.22	0.39	0.51	0.40	0.20

Less Distributions:
Distributions from net investment income	(0.17)	(0.41)	(0.51)	(0.42)	(0.25)

Net Asset Value, End of Period	$9.91	$9.86	$9.88	$9.88	$9.90

Total Return[3]	2.29%	3.98%	5.26%	4.11%	1.85%

Ratios to Average Net Assets:

Net expenses	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	1.71%	4.16%	5.13%	4.17%	2.23%

Expense waiver/reimbursement[4]	0.28%	0.34%	0.38%	0.36%	0.30%

Supplemental Data:

Net assets, end of period (000 omitted)	$273,540	$205,842	$166,979	$176,206	$255,724

Portfolio turnover	63%	29%	37%	70%	38%

1 Per share data has been restated, as applicable, to reflect a 1-for-5 reverse share split that occurred at the close of business on September 23, 2005.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)1

Year Ended July 31	2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$9.86	$9.88	$9.88	$9.90	$9.95
Income From Investment Operations:
Net investment income	0.16	0.40	0.50	0.42	0.25
Net realized and unrealized gain (loss) on investments	0.05	(0.02)	0.00 [2]	(0.03)	(0.10)

TOTAL FROM INVESTMENT OPERATIONS	0.21	0.38	0.50	0.39	0.15

Less Distributions:
Distributions from net investment income	(0.16)	(0.40)	(0.50)	(0.41)	(0.20)

Net Asset Value, End of Period	$9.91	$9.86	$9.88	$9.88	$9.90

Total Return[3]	2.19%	3.87%	5.16%	4.00%	1.75%

Ratios to Average Net Assets:

Net expenses	0.35%	0.35%	0.35%	0.35%	0.35%

Net investment income	1.39%	3.57%	5.03%	4.10%	1.92%

Expense waiver/reimbursement[4]	0.28%	0.33%	0.38%	0.47%	0.45%

Supplemental Data:

Net assets, end of period (000 omitted)	$728,861	$296,509	$37,284	$45,713	$62,302

Portfolio turnover	63%	29%	37%	70%	38%

1 Per share data has been restated, as applicable, to reflect a 1-for-5 reverse share split that occurred at the close of business on September 23, 2005.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2009 to July 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2009	Ending Account Value 7/31/2009	Expenses Paid During Period[1]

Actual:

Institutional Shares	$1,000	$1,010.60	$1.25

Institutional Service Shares	$1,000	$1,010.10	$1.74

Hypothetical (assuming a 5% return before expenses):

Institutional Shares	$1,000	$1,023.55	$1.25

Institutional Service Shares	$1,000	$1,023.06	$1.76

1 Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.25%

Institutional Service Shares	0.35%

Management’s Discussion of Fund Performance (unaudited)

The Fund’s total return, based on net asset value, for the 12-month reporting period ended July 31, 2009 was 2.29% for Institutional Shares and 2.19% for Institutional Service Shares. The total return of the Merrill Lynch 6-month Treasury Bill Index (the “Index”) was 1.99%1 for the 12 month reporting period. The Fund’s total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the Index.

During the reporting period, the most significant factor affecting the Fund’s performance relative to the Index was the allocation of the portfolio among securities of similar types of issuers (referred to as “sectors”).

For purposes of the following, the discussion will focus on the performance of the Fund’s Institutional Shares. The 2.29% total return for the Institutional Shares for the reporting period consisted of 1.78% dividends and 0.51% appreciation in the net asset value of shares.

MARKET OVERVIEW

The 12-month reporting period, arguably, represented the most tumultuous time in financial market history. Persistent credit and liquidity strains prompted the Federal Reserve to take significant action, both with respect to traditional monetary policy and other less-traditional methods to promote market stability and to address economic pressures. The Federal Reserve lowered the Fed Funds Target Rate -- in incremental steps -- from 2% at the beginning of the reporting period to an unprecedented range of 0% to 0.25% by the middle of December 2008. Among many other actions, it committed in mid-March 2009 to purchase substantial amounts of direct Treasury, agency, and agency mortgage-backed securities (“MBS”) -- up to $300 billion in Treasuries, $200 billion in agencies, and $1.25 trillion of agency MBS, by the end of 2009 -- in what has been termed quantitative easing. The first half of the reporting period was characterized by a pronounced flight to quality to Treasury securities, particularly short-term Treasury bills, which traded at or below zero on some occasions, driven to extreme levels by investors seeking a safe haven from the credit market turmoil. The second half of the reporting period brought more financial market stability. The agency MBS market, which came under substantial selling pressure in the fall of 2008, performed well in 2009 with the Fed’s commitment to purchases in that market.

1 The Merrill Lynch 6-Month Treasury Bill Index is an unmanaged index tracking 6-month U.S. government securities. The Index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. The Index is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investors shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

SECTOR

As of July 31, 2009, approximately 46% of the portfolio holdings were in government agency MBS.2 Although a steeper yield curve gave these securities a larger yield advantage relative to traditional money market alternatives3 and in the Treasury bill sector, selling pressure in the first half of the reporting period by accounts needing to raise liquidity made it a challenging environment for agency MBS. The flight to quality to the Treasury bill market at that same time led to underperformance relative to the Index for the first part of the reporting period. The Fund does not typically hold short-term Treasury securities within the portfolio because of the lower yields offered on these security types. Treasury bill yields remained at low levels for the remainder of the 12 month period. Although the Fed’s purchase plans for agency MBS did not include agency adjustable rate mortgages or short-duration agency collateralized mortgage obligations, the predominant MBS positions in the Fund, the Fed’s actions led to an improved tone in the overall market. The net asset value of the Fund reflected the forces in the agency MBS market over that time period. Beginning the period at $9.86, the net asset value fell to a low of $9.74 by late October, before climbing steadily to end the period higher than it began, at $9.91.

2 The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.

3 The fund is not a “money market” fund. A money market mutual fund attempts to maintain a stable net asset value through compliance with relevant SEC rules. The fund is not governed by those rules, and its shares will fluctuate in value.

GROWTH OF A $10,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Government Ultrashort Duration Fund (Institutional Shares) (the “Fund”) from July 31, 1999 to July 31, 2009, compared to the Merrill Lynch 6-Month Treasury Bill Index (ML6MT).2

Average Annual Total Returns for the Period Ended 7/31/2009

1 Year	2.29%

5 Years	3.49%

10 Years	3.49%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund’s performance assumes the reinvestment of all dividends and distributions. The ML6MT has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The ML6MT is an unmanaged index tracking six-month U.S. government securities. The ML6MT is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged, and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

GROWTH OF A $10,000 INVESTMENT - INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Government Ultrashort Duration Fund (Institutional Service Shares) (the “Fund”) from September 30, 1999 (start of performance) to July 31, 2009, compared to the Merrill Lynch 6-Month Treasury Bill Index (ML6MT).2

Average Annual Total Returns for the Period Ended 7/31/2009

1 Year	2.19%

5 Years	3.39%

Start of Performance (9/30/1999)	3.41%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund’s performance assumes the reinvestment of all dividends and distributions. The ML6MT has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The ML6MT is an unmanaged index tracking six-month U.S. government securities. The ML6MT is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged, and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

Portfolio of Investments Summary Table (unaudited)

At July 31, 2009, the Fund’s portfolio composition1 was as follows:

Type of Investments	Percentage of Total Net Assets

U.S. Government Agency Mortgage-Backed Securities	44.6%

U.S. Government Agency Securities	33.9%

U.S. Treasury Securities	0.4%

Repurchase Agreements--Cash	20.9%

Other Assets and Liabilities--Net[2]	0.2%

TOTAL	100.0%

1 See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

July 31, 2009

Principal Amount		Value

	ADJUSTABLE RATE MORTGAGES--15.9%
	Federal Home Loan Mortgage Corp. ARM--6.4%
$540,962	3.088%, 5/1/2033	$551,274
110,569	3.209%, 7/1/2033	113,399
1,508,367	3.593%, 3/1/2033	1,541,107
6,378,244	3.811%, 7/1/2036	6,564,214
5,208,918	3.968%, 9/1/2036	5,360,594
1,484,909	3.977%, 7/1/2030	1,509,831
1,516,412	4.135%, 9/1/2025	1,557,758
1,187,130	4.150%, 1/1/2027	1,212,711
11,467,005	4.253%, 4/1/2034	11,781,161
13,435,490	4.517%, 2/1/2034	13,921,841
4,117,838	4.526%, 8/1/2036	4,237,634
3,747,870	4.759%, 4/1/2038	3,859,460
5,832,403	5.062%, 2/1/2036	6,043,904
770,828	5.577%, 5/1/2037	806,332
12,952,610	5.757%, 4/1/2037	13,655,782

	TOTAL	72,717,002

	Federal National Mortgage Association ARM--9.5%
913,701	1.510%, 9/1/2027	922,787
1,322,362	2.610%, 5/1/2040	1,328,487
245,687	2.610%, 5/1/2040	246,764
640,646	2.610%, 8/1/2040	645,990
295,204	3.070%, 6/1/2028	301,676
17,806,588	3.230%, 10/1/2034	18,223,841
6,836,981	3.270%, 8/1/2034	7,003,062
5,497,091	3.450%, 6/1/2036	5,637,611
3,176,035	3.460%, 4/1/2033	3,283,075
412,755	3.490%, 7/1/2033	424,171
8,081,924	3.740%, 6/1/2036	8,340,400
3,710,613	3.850%, 4/1/2024	3,788,237
974,980	3.980%, 5/1/2036	1,005,885
146,380	3.990%, 8/1/2032	149,061
7,882,160	4.040%, 1/1/2035	8,083,770
13,464,708	4.100%, 1/1/2035	13,738,869
172,734	4.120%, 2/1/2033	177,556
	ADJUSTABLE RATE MORTGAGES--continued
	Federal National Mortgage Association ARM--continued
$12,136,083	4.260%, 5/1/2035	$12,493,825
10,905,666	4.320%, 9/1/2034	11,072,899
194,961	4.480%, 12/1/2032	200,003
1,465,154	4.580%, 3/1/2033	1,515,494
8,420,616	4.680%, 7/1/2034	8,753,189
1,987,124	5.810%, 2/1/2037	2,047,503

	TOTAL	109,384,155

	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $178,469,517)	182,101,157

	COLLATERALIZED MORTGAGE OBLIGATIONS--28.6%

	Federal Home Loan Mortgage Corp. REMIC--13.0%
7,303,693	Series 3391 FA, 0.438%, 4/15/2018	7,281,009
7,722,845	Series 3028 FM, 0.538%, 9/15/2035	7,654,450
7,739,952	Series 2777 FK, 0.588%, 2/15/2033	7,676,424
8,481,781	Series 3085 VF, 0.608%, 12/15/2035	8,398,574
648,725	Series 2539 FK, 0.638%, 10/15/2016	650,611
3,614,360	Series 2551 CF, 0.638%, 12/15/2016	3,626,110
4,445,992	Series 2571 FB, 0.638%, 2/15/2018	4,463,940
7,674,914	Series 2758 FH, 0.638%, 3/15/2019	7,675,269
1,810,818	Series 2534 FJ, 0.638%, 4/15/2022	1,818,807
2,484,718	Series 2534 EF, 0.638%, 5/15/2022	2,493,773
3,202,435	Series 2796 FD, 0.638%, 7/15/2026	3,178,208
1,274,853	Series 2488 WF, 0.688%, 8/15/2017	1,281,105
1,673,386	Series 2564 EF, 0.688%, 2/15/2022	1,680,394
1,542,161	Series 2610 DF, 0.688%, 3/15/2033	1,542,269
7,914,413	Series 2812 LF, 0.688%, 6/15/2034	7,823,186
8,591,672	Series 2701 FH, 0.708%, 12/15/2026	8,612,442
246,153	Series 2395 FT, 0.738%, 12/15/2031	245,106
1,179,926	Series 2111 MA, 0.788%, 1/15/2029	1,177,515
1,205,576	Series 2111 MB, 0.788%, 1/15/2029	1,203,113
1,231,227	Series 2111 MC, 0.788%, 1/15/2029	1,228,710
634,829	Series 2359 FA, 0.788%, 2/15/2029	637,023
75,980	Series 2444 FT, 0.818%, 9/15/2029	76,058
1,049,366	Series 2656 BF, 0.838%, 2/15/2025	1,052,946
96,602	Series 2452 FG, 0.838%, 3/15/2032	96,461
1,112,269	Series 2396 FL, 0.888%, 12/15/2031	1,118,184
1,491,671	Series 2389 FI, 1.038%, 6/15/2031	1,507,907
	COLLATERALIZED MORTGAGE OBLIGATIONS--continued
	Federal Home Loan Mortgage Corp. REMIC--continued
$21,764,296	Series 3542 NF, 1.038%, 7/15/2036	$21,687,522
3,565,229	Series 2418 FO, 1.188%, 2/15/2032	3,609,672
4,090,460	Series 2326 FJ, 1.238%, 6/15/2031	4,139,414
5,479,897	Series 2344 FP, 1.238%, 8/15/2031	5,556,366
6,256,838	Series 2412 OF, 1.238%, 12/15/2031	6,326,671
1,831,711	Series 2470 FX, 1.288%, 5/15/2031	1,853,453
1,405,198	Series 2481 FC, 1.288%, 5/15/2031	1,421,877
6,472,528	Series 2475 FL, 1.288%, 2/15/2032	6,550,943
4,315,018	Series 2476 FC, 1.288%, 2/15/2032	4,368,277
2,477,136	Series 2460 FE, 1.288%, 6/15/2032	2,506,312
2,488,261	Series 2470 GF, 1.288%, 6/15/2032	2,517,568
435,283	Series 1146 E, 1.363%, 9/15/2021	442,622
3,753,357	Series 1632 FB, 1.513%, 11/15/2023	3,828,082
196,513	Series 1611 JA, 1.625%, 8/15/2023	196,863
204,750	Series 2389 CD, 6.000%, 3/15/2016	205,390

	TOTAL	149,410,626

	Federal National Mortgage Association REMIC--7.1%
1,057,469	Series 2005-65 FP, 0.535%, 8/25/2035	1,058,140
3,541,572	Series 2006-104 FC, 0.535%, 11/25/2036	3,488,504
1,240,698	Series 2001-61 FM, 0.539%, 10/18/2016	1,231,798
1,898,248	Series 2003-17 WF, 0.585%, 7/25/2017	1,903,483
2,051,388	Series 1999-42 FA, 0.585%, 10/25/2028	2,054,155
7,315,694	Series 2004-91 HF, 0.585%, 11/25/2034	7,219,395
1,891,408	Series 2003-20 FH, 0.635%, 10/25/2016	1,896,785
1,550,944	Series 2003-15 FW, 0.635%, 12/25/2016	1,555,604
3,036,705	Series 2003-54 FV, 0.635%, 1/25/2026	3,045,073
393,944	Series 2003-118 FQ, 0.635%, 9/25/2033	394,621
1,330,493	Series 2003-26 QF, 0.685%, 10/25/2017	1,334,640
8,065,877	Series 2003-35 FY, 0.685%, 5/25/2018	8,101,975
2,704,689	Series 2003-52 NF, 0.685%, 6/25/2023	2,685,472
692,464	Series B03QRB4 FC, 0.685%, 2/25/2028	694,825
1,045,793	Series 2003-123 NF, 0.685%, 1/25/2030	1,047,889
880,781	Series 1998-22 FA, 0.689%, 4/18/2028	874,524
6,139,273	Series 2002-77 FH, 0.689%, 12/18/2032	6,130,635
1,780,734	Series 2002-82 FK, 0.735%, 10/25/2031	1,788,810
1,227,027	Series 2002-74 FV, 0.735%, 11/25/2032	1,223,672
5,936,913	Series 2004-51 FO, 0.735%, 7/25/2034	5,866,549
	COLLATERALIZED MORTGAGE OBLIGATIONS--continued
	Federal National Mortgage Association REMIC--continued
$338,027	Series 2001-34 FL, 0.785%, 8/25/2031	$337,951
436,566	Series 2001-68 FD, 0.785%, 12/25/2031	437,596
86,178	Series 2002-39 FB, 0.839%, 3/18/2032	86,046
140,940	Series 1993-220 FA, 0.913%, 11/25/2013	142,106
1,513,022	Series 2003-87 FP, 0.985%, 2/25/2032	1,519,319
2,492,519	Series 2002-37 F, 1.085%, 11/25/2031	2,505,831
4,698,407	Series 2002-17 JF, 1.285%, 4/25/2032	4,756,245
3,373,370	Series 2002-64 FJ, 1.285%, 4/25/2032	3,414,897
4,902,197	Series 2002-82 FC, 1.285%, 9/25/2032	4,960,428
4,060,493	Series 2002-34 FC, 1.289%, 12/18/2031	4,110,776
2,275,458	Series 2002-53 FG, 1.385%, 7/25/2032	2,313,887
1,950,111	Series 1993-165 FE, 1.463%, 9/25/2023	1,988,441
1,035,203	Series 1993-62 FA, 3.032%, 4/25/2023	1,040,962

	TOTAL	81,211,034

	Government National Mortgage Association REMIC--0.2%
625,518	Series 2001-22 FG, 0.638%, 5/16/2031	624,443
625,805	Series 2001-21 FB, 0.688%, 1/16/2027	626,142
1,000,574	Series 1999-43 FA, 0.738%, 11/16/2029	999,404

	TOTAL	2,249,989

	Fannie Mae--8.3%
30,000,000	Fannie Mae BA 4035 BA 4035 FB, 0.820%, 8/25/2039	29,981,250
35,000,000	Fannie Mae CS 2612 CS 2612 FA, 0.830%, 9/25/2038	34,956,250
30,000,000	Fannie Mae GS 3381 GS 3381 FC, 0.887%, 2/25/2037	30,000,000

	TOTAL	94,937,500

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $326,667,407)	327,809,149

	GOVERNMENT AGENCIES--33.9%
	Federal Farm Credit Bank System Floating Rate Note--0.4%[1]
5,000,000	0.520%, 1/11/2010	4,999,854

	Federal Home Loan Bank System Discount Notes--4.9%
2,000,000	8/06/2009	1,999,931
30,000,000	8/14/2009	29,997,597
10,000,000	9/25/2009	9,996,688
7,500,000	11/18/2009	7,493,472
7,000,000	1/11/2010	6,989,578

	TOTAL	56,477,266

	GOVERNMENT AGENCIES--continued
	Federal Home Loan Bank Floating Rate Notes--4.2%[1]
$3,000,000	0.520%, 12/28/2009	$3,004,241
15,000,000	0.850%, 3/11/2010	14,999,986
30,000,000	0.886%, 2/10/2010	30,002,775

	TOTAL	48,007,002

	Federal Home Loan Bank Notes--5.1%
5,000,000	1.050% 3/02/2010	5,019,990
5,000,000	1.100% 3/19/2010	5,022,243
15,000,000	2.000%, 7/27/2012	14,934,135
29,480,000	4.875% 5/14/2010	30,490,722
3,000,000	5.000% 12/11/2009	3,050,782

	TOTAL	58,517,872

	Federal Home Loan Mortgage Corp. Discount Notes--5.1%
15,000,000	8/17/2009	14,998,545
15,000,000	10/13/2009	14,992,803
18,000,000	2/1/2010	17,970,431
10,000,000	3/16/2010	9,982,963

	TOTAL	57,944,742

	Federal Home Loan Mortgage Corp. Floating Rate Notes--4.0%[1]
1,000,000	0.259%, 9/18/2009	1,000,068
15,000,000	0.410%, 7/12/2010	15,000,903
15,000,000	0.540%, 1/8/2010	14,942,137
15,000,000	0.816%, 2/9/2010	15,001,389

	TOTAL	45,944,497

	Federal National Mortgage Association Notes--5.6%
50,000,000	0.000%, 10/1/2009	49,868,984
14,500,000	1.750%, 8/10/2012	14,469,227

	TOTAL	64,338,211

	Federal National Mortgage Association Discount Notes--3.7%
3,000,000	10/7/2009	2,998,723
20,000,000	11/16/2009	19,983,090
20,000,000	1/14/2010	19,969,750

	TOTAL	42,951,563

	Federal National Mortgage Association Floating Rate Notes--0.9%[1]
2,000,000	0.410%, 9/3/2009	2,000,000
8,000,000	0.470%, 12/30/2009	7,999,995

	TOTAL	9,999,995

	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $389,250,385)	389,181,002

	MORTGAGE-BACKED SECURITIES--0.1%
	Federal National Mortgage Association--0.1%
$68,082	7.500%, 30 Year, 1/1/2032	$74,460
614,777	7.500%, 30 Year, 8/1/2032	672,838

	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $726,605)	747,298

	U.S. TREASURY--0.4%
5,000,000	1.875%, 6/15/2012 (IDENTIFIED COST $5,003,375)	5,044,575

	REPURCHASE AGREEMENTS--20.9%
58,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.21%, dated 7/31/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $2,000,035,000 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/15/2048 and the market value of those underlying securities was $2,053,432,387.	58,000,000
41,601,000	Interest in $5,000,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $5,000,083,333 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $5,100,085,072.	41,601,000
58,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.21%, dated 7/31/2009 under which Bank of America N.A. will repurchase a security provided as collateral for $2,000,035,000 on 8/3/2009. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 3/1/2035 and the market value of that underlying security was $2,040,035,700.	58,000,000
58,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.21%, dated 7/31/2009 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,035,000 on 8/3/2009. The securities provided as collateral at the end of the period were a U.S. Treasury security and U.S. Government Agency securities with various maturities to 5/15/2039 and the market value of those underlying securities was $2,052,917,202.	58,000,000
24,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.22%, dated 7/31/2009 under which JPMorgan Securities, Inc. will repurchase securities provided as collateral for $2,000,036,667 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/12/2048 and the market value of those underlying securities was $2,046,934,161.	24,000,000

	TOTAL REPURCHASE AGREEMENTS (AT COST)	239,601,000

	TOTAL INVESTMENTS--99.8% (IDENTIFIED COST $1,139,718,289)[2]	1,144,484,181

	OTHER ASSETS AND LIABILITIES -- NET--0.2%[3]	2,696,331

	TOTAL NET ASSETS--100%	$1,147,180,512

1 Represents the current interest rate for the floating rate security.

2 Also represents cost for federal tax purposes.

3 Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at
July 31, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs

	Level 1-- Quoted Prices and Investments in Mutual Funds	Level 2-- Other Significant Observable Inputs	Level 3-- Significant Unobservable Inputs	Total

Debt Securities:

Adjustable Rate Mortgages	$--	$182,101,157	$--	$182,101,157

Collateralized Mortgage Obligations	--	327,809,149	--	327,809,149

Government Agencies	--	389,181,002	--	389,181,002

Mortgage-Backed Securities	--	747,298	--	747,298

U.S. Treasury	--	5,044,575	--	5,044,575

Repurchase Agreements	--	239,601,000	--	239,601,000

TOTAL SECURITIES	$--	$1,144,484,181	$--	$1,144,484,181

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2009

Assets:
Investments in securities	$904,883,181
Investments in repurchase agreements	239,601,000

Total investments in securities, at value (identified cost $1,139,718,289)		$1,144,484,181
Cash		737
Income receivable		2,530,976
Receivable for shares sold		2,973,049

TOTAL ASSETS		1,149,988,943

Liabilities:
Payable for shares redeemed	2,495,075
Income distribution payable	121,751
Payable for distribution services fee (Note 5)	23,933
Payable for shareholder services fee (Note 5)	49,443
Accrued expenses	118,229

TOTAL LIABILITIES		2,808,431

Net assets for 115,793,944 shares outstanding		$1,147,180,512

Net Assets Consist of:
Paid-in capital		$1,146,877,466
Net unrealized appreciation of investments		4,765,892
Accumulated net realized loss on investments		(4,462,991)
Undistributed net investment income		145

TOTAL NET ASSETS		$1,147,180,512

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$273,539,709 ÷ 27,610,271 shares outstanding, no par value, unlimited shares authorized		$9.91

Institutional Service Shares:
$728,861,035 ÷ 73,570,119 shares outstanding, no par value, unlimited shares authorized		$9.91

Class A Shares:
$144,779,768 ÷ 14,613,554 shares outstanding, no par value, unlimited shares authorized		$9.91

Offering price per share (100/98.00 of $9.91)		$10.11

Redemption proceeds per share		$9.91

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2009

Investment Income:
Interest			$15,134,819

Expenses:
Investment adviser fee (Note 5)		$3,298,646
Administrative personnel and services fee (Note 5)		640,948
Custodian fees		47,537
Transfer and dividend disbursing agent fees and expenses		86,795
Directors’/Trustees’ fees		6,416
Auditing fees		22,300
Legal fees		6,172
Portfolio accounting fees		138,899
Distribution services fee--Class A Shares (Note 5)		311,901
Shareholder services fee--Institutional Service Shares (Note 5)		19,499
Shareholder services fee--Class A Shares (Note 5)		272,571
Account administration fee--Institutional Service Shares		495,875
Account administration fee--Class A Shares		39,331
Share registration costs		65,478
Printing and postage		35,760
Insurance premiums		5,787
Miscellaneous		28,924

TOTAL EXPENSES		5,522,839

Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(2,268,219)
Waiver of administrative personnel and services fee	(13,381)
Waiver of distribution services fee--Class A Shares	(62,380)
Reimbursement of shareholder services fee-- Institutional Service Shares	(19,499)
Reimbursement of account administration fee-- Institutional Service Shares	(16,163)

TOTAL WAIVERS AND REIMBURSEMENTS		(2,379,642)

Net expenses			3,143,197

Net investment income			11,991,622

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(1,202,421)
Net change in unrealized depreciation of investments			6,137,194

Net realized and unrealized gain on investments			4,934,773

Change in net assets resulting from operations			$16,926,395

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2009	2008

Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,991,622	$12,423,711
Net realized gain (loss) on investments	(1,202,421)	9,343
Net change in unrealized appreciation/depreciation of investments	6,137,194	(1,123,773)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	16,926,395	11,309,281

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(3,598,293)	(8,320,390)
Institutional Service Shares	(6,799,862)	(1,975,666)
Class A Shares	(1,616,101)	(2,094,721)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,014,256)	(12,390,777)

Share Transactions:
Proceeds from sale of shares	1,503,545,972	734,239,063
Net asset value of shares issued to shareholders in payment of distributions declared	9,243,737	7,291,673
Cost of shares redeemed	(984,731,420)	(359,480,770)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	528,058,289	382,049,966

Change in net assets	532,970,428	380,968,470

Net Assets:
Beginning of period	614,210,084	233,241,614

End of period (including undistributed net investment income of $145 and $22,779, respectively)	$1,147,180,512	$614,210,084

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2009

1. ORGANIZATION

Federated Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Government Ultrashort Duration Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares are presented separately. The primary investment objective of the Fund is current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services, shareholder services and account administration fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board Interpretation No. 48 “Accounting for Uncertainty in Income Taxes”. As of and during the year ended July 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2009		2008

Institutional Shares:	Shares	Amount	Shares	Amount

Shares sold	35,351,664	$348,920,630	29,762,153	$294,131,162
Shares issued to shareholders in payment of distributions declared	144,848	1,425,361	342,978	3,391,367
Shares redeemed	(28,771,057)	(283,366,897)	(26,116,260)	(258,397,399)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	6,725,455	$66,979,094	3,988,871	$39,125,130

Year Ended July 31	2009		2008

Institutional Service Shares:	Shares	Amount	Shares	Amount

Shares sold	95,658,028	$944,218,511	27,635,920	$272,721,944
Shares issued to shareholders in payment of distributions declared	675,526	6,655,232	190,470	1,881,922
Shares redeemed	(52,848,052)	(522,393,185)	(1,514,384)	(14,950,094)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	43,485,502	$428,480,558	26,312,006	$259,653,772

Year Ended July 31	2009		2008

Class A Shares:	Shares	Amount	Shares	Amount

Shares sold	21,333,677	$210,406,831	16,928,033	$167,385,957
Shares issued to shareholders in payment of distributions declared	118,281	1,163,144	204,170	2,018,384
Shares redeemed	(18,187,840)	(178,971,338)	(8,714,852)	(86,133,277)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	3,264,118	$32,598,637	8,417,351	$83,271,064

NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	53,475,075	$528,058,289	38,718,228	$382,049,966

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for expiration of capital loss carryforwards.

For the year ended July 31, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)

Paid-In Capital	Accumulated Net Realized Gain (Loss)

$(395,494)	$395,494

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2009 and 2008, was as follows:

	2009	2008

Ordinary income	$12,014,256	$12,390,777

As of July 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$145

Net unrealized appreciation	$4,765,892

Capital loss carryforwards and deferrals	$(4,462,991)

At July 31, 2009, the cost of investments for federal tax purposes was $1,139,718,289. The net unrealized appreciation of investments for federal tax purposes was $4,765,892. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,555,770 and net unrealized depreciation from investments for those securities having an excess of cost over value of $789,878.

At July 31, 2009, the Fund had a capital loss carryforward of $3,242,170 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount

2012	$1,673,239

2013	$333,472

2014	$515,204

2015	$720,255

The Fund used capital loss carryforwards of $18,400 to offset taxable capital gains realized during the year ended July 31, 2009. Additionally, capital loss carryforwards of $395,494 expired during the year ended July 31, 2009.

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of July 31, 2009, for federal income tax purposes, post October losses of $1,220,821 were deferred to August 1, 2009.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2009, the Adviser voluntarily waived $2,268,219 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $13,381 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class

Institutional Service Shares	0.05%

Class A Shares	0.25%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2009, FSC voluntarily waived $62,380 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2009, FSC retained $143,592 of fees paid by the Fund. For the year ended July 31, 2009, the Fund’s Institutional Service Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2009, FSC retained $197 in sales charges from the sale of Class A Shares. FSC also retained $430 of CDSC relating to redemptions of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2009, FSSC voluntarily reimbursed $19,499 of shareholder services fees and $16,163 of account administration fees. For the year ended July 31, 2009, FSSC did not receive any fees paid by the Fund. For the year ended July 31, 2009, the Fund’s Institutional Shares did not incur a shareholder services fee.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund’s Institutional Shares, Institutional Service Shares and Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.25%, 0.35% and 0.70%, respectively, for the fiscal year ending July 31, 2010. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through September 30, 2010.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the year ended July 31, 2009, were as follows:

Purchases	$813,346,810

Sales	$352,772,116

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2009, there were no outstanding loans. During the year ended July 31, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of July 31, 2009, there were no outstanding loans. During the year ended July 31, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

10. SUBSEQUENT EVENTS

Management has evaluated subsequent events through September 21, 2009 and determined that no events have occurred that require disclosure.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED INSTITUTIONAL TRUST AND SHAREHOLDERS OF FEDERATED GOVERNMENT ULTRASHORT DURATION FUND:

We have audited the accompanying statement of assets and liabilities of Federated Government Ultrashort Duration Fund (the “Fund”) (one of the portfolios constituting Federated Institutional Trust), including the portfolio of investments, as of July 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Government Ultrashort Duration Fund, a portfolio of Federated Institutional Trust, at July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
September 21, 2009

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised three portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: June 1994

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex’s Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: July 1999

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: June 1994

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor of Theology, Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: February 1998

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009

Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct professor of law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County.

Previous Positions: Pennsylvania Superior Court Judge.

Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: June 1994

Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: July 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman, Audit Committee; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: January 2008

Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc.; (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Thomas M. O’Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006

Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children’s Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: July 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006

Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: August 2001

Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006

Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: November 1998

Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004

Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund’s Adviser in 2009 and served as a Senior Vice President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Mark E. Durbiano Birth Date: September 21, 1959 VICE PRESIDENT Began serving: November 2002

Principal Occupations: Mark E. Durbiano is Vice President of the Trust. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund’s Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: November 1998

Principal Occupations: Susan R. Hill has been the Fund’s Portfolio Manager since July 1997. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund’s Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund’s Adviser from 1997 until 2004 and an Assistant Vice President of the Fund’s Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Evaluation and Approval of Advisory
Contract--May 2009

FEDERATED GOVERNMENT ULTRASHORT DURATION FUND (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2009. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds’ Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund’s performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer’s evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund’s investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer’s evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund’s advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated’s website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Investors
World-Class Investment Manager

Federated Government Ultrashort Duration Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420B888
Cusip 31420B805

G00352-03 (9/09)

Federated is a registered mark of Federated Investors, Inc.
2009 © Federated Investors, Inc.

Item 2.                      Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr. and Thomas M. O’Neill.

Item 4.                      Principal Accountant Fees and Services

(a)                      Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2009 - $74,700

Fiscal year ended 2008 - $70,500

(b)                      Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2009 - $0

Fiscal year ended 2008 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)                       Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2009 - $0

Fiscal year ended 2008 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)                      All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2009 - $0

Fiscal year ended 2008 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $9,858 respectively.  Fiscal year ended 2008- Discussion related to accounting for swaps.

(e)(1)                      Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)
The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)
Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and

(3)
Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2)                      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2009 – 0%

Fiscal year ended 2008 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2009 – 0%

Fiscal year ended 2008 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2009 – 0%

Fiscal year ended 2008 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2009 - $112,380

Fiscal year ended 2008 - $175,154

(h)                      The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Institutional Trust

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	September 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	September 21, 2009

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	September 21, 2009